Average Annual Total Returns - Prospectus-Institutional Class - Payden/Kravitz Cash Balance Plan Fund	Feb. 28, 2021
ThirtyYearUSTreasuryBondYieldThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.31%
Since Inception	2.84%
Inception Date	Jun. 01, 2016
Institutional Class
Average Annual Return:
1 Year	2.21%
Since Inception	3.36%
Inception Date	Jun. 01, 2016
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.77%
Since Inception	2.04%
Inception Date	Jun. 01, 2016
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.31%
Since Inception	1.84%
Inception Date	Jun. 01, 2016